Significant Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Significant Related Party Transactions [Abstract]
Schedule of Directorships
Name of entity	Type	Keith Liddell	Simon Liddell
Lifezone Asia-Pacific Pty Ltd	Subsidiary	•	•
Simulus Pty Ltd	Subsidiary	•
The Simulus Group Pty Ltd	Subsidiary	•
Kabanga Holdings Limited	Subsidiary	•
Romanex International Limited	Subsidiary	•
Tembo Nickel Mining Company Limited	Subsidiary	•
Tembo Nickel Refining Company Limited	Subsidiary	•
Tembo Nickel Corp. Limited	Subsidiary	•

Schedule of Remuneration of key Management Personnel
	2023	2022	2021
	$	$	$
Short-term employee benefits	3,651,073	2,554,359	644,550
Short-term employee bonuses	512,524	2,137,721	3,750,546
Post-employment pension and medical benefits	125,591	361,955	—
Total compensation paid	4,289,187	5,054,035	4,395,096

Schedule of Share Based Earnouts to Key Management Personnel
	2023	2022	2021
	$	$	$
Share-based expense – Lifezone Holdings shareholder earnout	110,611,407	—	—
Share-based payment expense – share options	—	—	328,326
Share-based payment expense – restricted stock units	—	—	9,525,000

Schedule of Employment of and Existing Consulting Agreements

The amounts disclosed in the above relate to employee expenses incurred during the reporting period in connection to the employment of and existing consulting agreements entered into with key management personnel as listed following:

Keith Liddell	Chairman
Chris Showalter	Chief Executive Officer
Ingo Hofmaier	Chief Financial Officer (joined June 29, 2023)
Dr Michael Adams	Chief Technology Officer
Gerick Mouton	Chief Operating Officer
Benedict Busunzu	Tembo Nickel Chief Executive Officer
Spencer Davis	Group General Counsel (joined March 1, 2023)
Natasha Liddell	Chief Sustainability Officer (resigned February 16, 2024)
Anthony von Christierson	Senior Vice President: Commercial and Business Development
Evan Young	Senior Vice President: Investor Relations and Capital Markets (joined October 10, 2023)

Schedule of Related Parties

Lifezone had sales to related parties as follows for the period ended:

	December 31, 2023	December 31, 2022	December 31, 2021
	$	$	$
Transactions with affiliated companies
Kellplant Proprietary Ltd	129,680	1,510,830	1,466,825
Kelltechnology SA Proprietary Ltd	684,407	1,344,039	625,750
Consulting and management fee revenue	814,087	2,854,869	2,092,575

Schedule of Consultancy Fees and Bonuses

Consultancy fees and Bonuses

Engagement Party	Related Person	Engagement with	2023	2022	commenced	ended
Transition Resources Limited*	Anthony von Christierson	Lifezone Limited	163,193	479,702	March 21, 2022	July 31, 2023
Fugue Pte Limited	Mike Adams	Lifezone Limited	—	279,608	April 15, 2022	June 30, 2022
Airvolution Co. Limited	Mike Adams	Lifezone Limited	625,935	810,810	November 16, 2022	—
LZ Advisory LLC	Christopher Showalter	Lifezone Limited	957,682	951,720	March 15, 2022	—
Southern Prospecting (UK) Limited	Chris von Christierson	Lifezone Limited	68,819	87,588	April 3, 2019	August 31, 2023
Keshel Consult Limited	Keith Liddell	Lifezone Limited	391,735	1,135,157	March 15, 2022	June 30, 2023
Keith Liddell	Keith Liddell	Lifezone Limited	132,048	—	July 7, 2023	—
Integrated Finance WA PTY Ltd	Charles Liddell	Lifezone Limited	37,345	41,195	March 23, 2022	—
Newvision Metals PTE. Limited	Gerick Mouton	Lifezone Limited	425,000	435,956	June 2, 2022	—
EJMY Consulting	Evan Young	Lifezone Limited	42,117	—	October 10, 2023	—
			2,843,873	4,221,735
Wages and Bonuses
Natasha Liddell		Lifezone Asia-Pacific Pty Ltd	320,195	572,829
Simon Liddell		Lifezone Asia-Pacific Pty Ltd	284,047	502,259
Anthony von Christierson**		LZ Services Limited	122,386	—
			726,628	1,075,088

*        Up to July 2023

**      Since August 2023

Schedule of Receivables Due from Related Parties

Lifezone had receivables due from related parties as at:

	December 31, 2023	December 31, 2022
	$	$
Balances with affiliated entities
BHP Billiton (UK) DDS Limited	—	211,099
Kelltechnology SA Proprietary Ltd	1,433,243	748,836
Other receivables	1,433,243	959,935

Balances with management personnel
Related party receivables – Interest free	75,000	375,000
Related party receivables – Interest bearing	—	280,683
	75,000	655,683
	December 31 2023	December 31 2022
	$	$
Balances with management personnel
Related party payables	132,048	—
	132,048	—